UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: November 30

Date of reporting period: August 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS

U.S. LARGE CAP EQUITY FUND

FORM N-Q

AUGUST 31, 2008

LEGG MASON PARTNERS U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited)	August 31, 2008

SHARES	SECURITY	VALUE
COMMON STOCKS - 97.6%
CONSUMER DISCRETIONARY - 6.1%
Automobiles - 0.0%
760	DaimlerChrysler AG	$44,369

Diversified Consumer Services - 0.2%
5,040	Apollo Group Inc., Class A Shares *	320,947

Hotels, Restaurants & Leisure - 1.7%
9,950	Bally Technologies Inc. *	340,588
47,590	Burger King Holdings Inc.	1,181,184
6,350	International Speedway Corp., Class A Shares	251,905
17,230	McDonald’s Corp.	1,068,260

	Total Hotels, Restaurants & Leisure	2,841,937

Household Durables - 0.4%
6,210	Snap-on Inc.	354,094
9,560	Tupperware Brands Corp.	341,483

	Total Household Durables	695,577

Leisure Equipment & Products - 0.5%
23,490	Hasbro Inc.	878,526

Media - 1.3%
18,290	Comcast Corp., Class A Shares	387,382
42,740	Time Warner Inc.	699,654
34,350	Walt Disney Co.	1,111,222

	Total Media	2,198,258

Specialty Retail - 1.5%
13,150	Advance Auto Parts Inc.	565,976
11,300	Aeropostale Inc. *	393,918
3,690	AutoZone Inc. *	506,379
12,860	Home Depot Inc.	348,763
18,970	Ross Stores Inc.	762,784

	Total Specialty Retail	2,577,820

Textiles, Apparel & Luxury Goods - 0.5%
34,040	Hanesbrands Inc. *	811,514

	TOTAL CONSUMER DISCRETIONARY	10,368,948

CONSUMER STAPLES - 10.4%
Beverages - 2.6%
41,390	Coca-Cola Co.	2,155,178
36,630	Constellation Brands Inc., Class A Shares *	773,259
15,900	Pepsi Bottling Group Inc.	470,322
13,540	PepsiCo Inc.	927,219

	Total Beverages	4,325,978

Food & Staples Retailing - 3.1%
12,080	BJ’s Wholesale Club Inc. *	459,402
27,070	CVS Corp.	990,762
32,610	Safeway Inc.	858,948
44,690	Wal-Mart Stores Inc.	2,639,838
9,470	Walgreen Co.	344,992

	Total Food & Staples Retailing	5,293,942

Food Products - 0.7%
11,110	Kraft Foods Inc., Class A Shares	350,076
640	Ralcorp Holdings, Inc. *	39,296
29,660	Unilever NV	818,616

	Total Food Products	1,207,988

Household Products - 1.2%
28,530	Procter & Gamble Co.	1,990,538

See Notes to Schedule of Investments.

LEGG MASON PARTNERS U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited) (continued)	August 31, 2008

SHARES	SECURITY	VALUE
Personal Products - 1.1%
7,600	Avon Products Inc.	$325,508
17,480	Estee Lauder Cos. Inc., Class A Shares	869,980
15,380	Herbalife Ltd.	724,398

	Total Personal Products	1,919,886

Tobacco - 1.7%
37,920	Altria Group Inc.	797,458
37,460	Philip Morris International Inc.	2,011,602

	Total Tobacco	2,809,060

	TOTAL CONSUMER STAPLES	17,547,392

ENERGY - 16.2%
Energy Equipment & Services - 3.4%
5,500	Baker Hughes Inc.	440,055
5,160	Diamond Offshore Drilling Inc.	567,136
9,040	ENSCO International Inc.	612,731
16,450	Halliburton Co.	722,813
27,840	Nabors Industries Ltd. *	991,104
16,630	Oil States International Inc. *	925,127
10,990	Schlumberger Ltd.	1,035,478
11,600	Superior Energy Services Inc. *	545,664

	Total Energy Equipment & Services	5,840,108

Oil, Gas & Consumable Fuels - 12.8%
8,390	Anadarko Petroleum Corp.	517,915
7,040	Apache Corp.	805,235
18,490	Arch Coal Inc.	1,002,898
11,020	Chesapeake Energy Corp.	533,368
37,540	Chevron Corp.	3,240,453
23,000	ConocoPhillips	1,897,730
8,390	Devon Energy Corp.	856,199
63,320	El Paso Corp.	1,061,243
5,820	EOG Resources Inc.	607,724
80,960	Exxon Mobil Corp.	6,477,609
8,780	Hess Corp.	919,354
17,900	Occidental Petroleum Corp.	1,420,544
22,710	Spectra Energy Corp.	600,907
11,100	Suncor Energy Inc.	630,924
10,630	Walter Industries Inc.	997,094

	Total Oil, Gas & Consumable Fuels	21,569,197

	TOTAL ENERGY	27,409,305

FINANCIALS - 10.0%
Capital Markets - 2.1%
10,990	Bank of New York Mellon Corp.	380,364
7,330	Goldman Sachs Group Inc.	1,201,900
10,600	Morgan Stanley	432,798
12,480	Northern Trust Corp.	1,003,267
7,720	State Street Corp.	522,412

	Total Capital Markets	3,540,741

Commercial Banks - 1.2%
9,650	Credicorp Ltd.	678,685
13,540	U.S. Bancorp	431,384
31,700	Wells Fargo & Co.	959,559

	Total Commercial Banks	2,069,628

Consumer Finance - 0.2%
7,720	American Express Co.	306,330

Diversified Financial Services - 2.1%
27,070	Bank of America Corp.	842,960

See Notes to Schedule of Investments.

LEGG MASON PARTNERS U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited) (continued)	August 31, 2008

SHARES	SECURITY	VALUE
Diversified Financial Services - 2.1% (continued)
35,570	Citigroup Inc.	$675,474
41,780	JPMorgan Chase & Co.	1,608,112
12,470	Nasdaq Stock Market Inc. *	407,644

	Total Diversified Financial Services	3,534,190

Insurance - 2.7%
9,947	ACE Ltd.	523,312
9,950	AFLAC Inc.	564,165
22,190	American International Group Inc.	476,863
7,950	Arch Capital Group Ltd. *	554,592
8,390	Assurant Inc.	490,228
10,630	Chubb Corp.	510,346
390	Fairfax Financial Holdings Ltd.	84,084
6,378	MetLife Inc.	345,688
12,760	Travelers Cos. Inc.	563,481
15,770	Unum Group	400,716

	Total Insurance	4,513,475

Real Estate Investment Trusts (REITs) - 1.0%
74,460	Annaly Capital Management Inc.	1,113,922
5,400	Vornado Realty Trust	537,084

	Total Real Estate Investment Trusts (REITs)	1,651,006

Thrifts & Mortgage Finance - 0.7%
64,780	Hudson City Bancorp Inc.	1,194,543

	TOTAL FINANCIALS	16,809,913

HEALTH CARE - 12.4%
Biotechnology - 1.5%
8,780	Amgen Inc. *	551,823
8,420	Cephalon Inc. *	645,140
11,300	Charles River Laboratories International Inc. *	741,393
11,020	Gilead Sciences Inc. *	580,534

	Total Biotechnology	2,518,890

Health Care Equipment & Supplies - 1.7%
11,530	Baxter International Inc.	781,273
12,300	Beckman Coulter Inc.	907,986
9,560	Medtronic Inc.	521,976
4,800	Thermo Fisher Scientific Inc. *	290,688
6,200	Waters Corp. *	423,150

	Total Health Care Equipment & Supplies	2,925,073

Health Care Providers & Services - 2.1%
14,990	Aetna Inc.	646,669
8,390	CIGNA Corp.	351,373
89,330	Health Management Associates Inc., Class A Shares *	519,007
18,950	Humana Inc. *	879,280
26,400	Omnicare Inc.	851,400
11,740	UnitedHealth Group Inc.	357,483

	Total Health Care Providers & Services	3,605,212

Life Sciences Tools & Services - 0.9%
24,160	Invitrogen Corp. *	1,025,834
17,510	PerkinElmer Inc.	497,459

	Total Life Sciences Tools & Services	1,523,293

Pharmaceuticals - 6.2%
33,960	Bristol-Myers Squibb Co.	724,706
15,380	Eli Lilly & Co.	717,477
47,430	Endo Pharmaceuticals Holdings Inc. *	1,077,610
33,280	Johnson & Johnson	2,343,910
81,870	King Pharmaceuticals Inc. *	936,593
25,230	Merck & Co. Inc.	899,954

See Notes to Schedule of Investments.

LEGG MASON PARTNERS U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited) (continued)	August 31, 2008

SHARES	SECURITY	VALUE
Pharmaceuticals - 6.2% (continued)
101,750	Pfizer Inc.	$1,944,442
39,220	Watson Pharmaceuticals Inc. *	1,188,758
12,470	Wyeth	539,702

	Total Pharmaceuticals	10,373,152

	TOTAL HEALTH CARE	20,945,620

INDUSTRIALS - 10.9%
Aerospace & Defense - 2.1%
6,650	Boeing Co.	435,974
7,330	General Dynamics Corp.	676,559
7,040	Goodrich Corp.	360,800
17,230	Honeywell International Inc.	864,429
6,210	Lockheed Martin Corp.	723,092
8,390	Raytheon Co.	503,316

	Total Aerospace & Defense	3,564,170

Air Freight & Logistics - 0.5%
9,560	Ryder System Inc.	616,811
5,040	United Parcel Service Inc., Class B Shares	323,165

	Total Air Freight & Logistics	939,976

Commercial Services & Supplies - 0.7%
18,010	Allied Waste Industries Inc. *	242,054
5,040	Brink’s Co.	351,691
18,480	R.R. Donnelley & Sons Co.	515,223

	Total Commercial Services & Supplies	1,108,968

Construction & Engineering - 0.7%
14,880	Fluor Corp.	1,192,334

Electrical Equipment - 0.3%
10,630	Emerson Electric Co.	497,484

Industrial Conglomerates - 2.5%
9,950	3M Co.	712,420
71,370	General Electric Co.	2,005,497
8,700	Tyco International Ltd.	373,056
17,900	United Technologies Corp.	1,174,061

	Total Industrial Conglomerates	4,265,034

Machinery - 2.2%
9,860	AGCO Corp. *	607,672
12,470	Caterpillar Inc.	882,003
8,780	Deere & Co.	619,605
7,950	Harsco Corp.	418,488
12,080	Manitowoc Co. Inc.	304,174
12,250	Pall Corp.	497,472
6,650	Terex Corp. *	334,429

	Total Machinery	3,663,843

Marine - 0.5%
11,370	DryShips Inc.	835,013

Road & Rail - 1.1%
5,430	Burlington Northern Santa Fe Corp.	583,182
9,170	CSX Corp.	593,116
8,650	Union Pacific Corp.	725,735

	Total Road & Rail	1,902,033

Trading Companies & Distributors - 0.3%
29,700	United Rentals Inc. *	480,843

	TOTAL INDUSTRIALS	18,449,698

See Notes to Schedule of Investments.

LEGG MASON PARTNERS U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited) (continued)	August 31, 2008

SHARES	SECURITY	VALUE
INFORMATION TECHNOLOGY - 18.1%
Communications Equipment - 2.4%
33,280	ADC Telecommunications Inc. *	$341,120
64,780	Brocade Communications Systems Inc. *	480,668
73,220	Cisco Systems Inc. *	1,760,941
35,180	Corning Inc.	722,597
14,990	QUALCOMM Inc.	789,223

	Total Communications Equipment	4,094,549

Computers & Peripherals - 5.8%
9,170	Apple Inc. *	1,554,590
29,700	Dell Inc. *	645,381
56,770	Hewlett-Packard Co.	2,663,649
28,920	International Business Machines Corp.	3,520,432
21,640	NCR Corp. *	572,594
32,220	Western Digital Corp. *	878,317

	Total Computers & Peripherals	9,834,963

Electronic Equipment, Instruments & Components - 0.6%
16,450	Tech Data Corp. *	561,603
56,740	Vishay Intertechnology Inc. *	504,419

	Total Electronic Equipment, Instruments & Components	1,066,022

Internet Software & Services - 0.9%
3,300	Google Inc., Class A Shares *	1,528,857

IT Services - 1.2%
12,080	Accenture Ltd., Class A Shares	499,629
8,780	Affiliated Computer Services Inc., Class A Shares *	467,447
7,700	Alliance Data System Corp. *	494,648
12,860	Computer Sciences Corp. *	604,806

	Total IT Services	2,066,530

Semiconductors & Semiconductor Equipment - 2.3%
29,100	Altera Corp.	658,824
99,120	Intel Corp.	2,266,874
59,210	Teradyne Inc. *	552,429
12,470	Texas Instruments Inc.	305,640

	Total Semiconductors & Semiconductor Equipment	3,783,767

Software - 4.9%
14,600	Amdocs Ltd. *	440,774
21,200	BMC Software Inc. *	690,272
146,770	Microsoft Corp.	4,005,353
81,610	Oracle Corp. *	1,789,707
18,970	Sybase Inc. *	652,758
26,680	Symantec Corp. *	595,231

	Total Software	8,174,095

	TOTAL INFORMATION TECHNOLOGY	30,548,783

MATERIALS - 5.6%
Chemicals - 3.3%
4,660	Agrium Inc.	392,838
10,630	Celanese Corp.	409,893
3,690	CF Industries Holdings Inc.	562,356
8,970	Dow Chemical Co.	306,146
15,380	E.I. du Pont de Nemours & Co.	683,487
9,170	Monsanto Co.	1,047,673
7,930	Mosaic Co.	846,448
3,670	Potash Corporation of Saskatchewan Inc.	637,112
12,080	Terra Industries Inc.	607,020

	Total Chemicals	5,492,973

See Notes to Schedule of Investments.

LEGG MASON PARTNERS U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited) (continued)	August 31, 2008

SHARES	SECURITY	VALUE
Containers & Packaging - 0.3%
17,510	Crown Holdings Inc. *	$485,727

Metals & Mining - 2.0%
16,060	Alcoa Inc.	516,008
9,070	Cleveland-Cliffs Inc.	918,066
7,720	Freeport-McMoRan Copper & Gold Inc., Class B Shares	689,550
8,780	Newmont Mining Corp.	395,978
7,330	Nucor Corp.	384,825
21,640	Steel Dynamics Inc.	537,321

	Total Metals & Mining	3,441,748

	TOTAL MATERIALS	9,420,448

TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 3.9%
95,820	AT&T Inc.	3,065,282
11,690	Embarq Corp.	551,300
53,860	Verizon Communications Inc.	1,891,563
79,090	Windstream Corp.	982,298

	TOTAL TELECOMMUNICATION SERVICES	6,490,443

UTILITIES - 4.0%
Electric Utilities - 1.6%
22,660	Edison International	1,040,547
4,370	Exelon Corp.	331,945
51,010	Pepco Holdings Inc.	1,293,104

	Total Electric Utilities	2,665,596

Gas Utilities - 0.2%
14,210	UGI Corp.	390,775

Independent Power Producers & Energy Traders - 0.3%
25,230	Reliant Energy, Inc. *	429,667

Multi-Utilities - 1.9%
24,000	Alliant Energy Corp.	838,800
38,220	CenterPoint Energy Inc.	606,933
10,400	Dominion Resources Inc.	452,712
13,150	MDU Resources Group Inc.	434,476
27,570	OGE Energy Corp.	929,109

	Total Multi-Utilities	3,262,030

	TOTAL UTILITIES	6,748,068

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $164,477,688)	164,738,618

FACE AMOUNT
SHORT-TERM INVESTMENT - 1.8%
Repurchase Agreement - 1.8%
$3,027,000	State Street Bank & Trust Co., dated 8/29/08, 1.550% due 9/2/08; Proceeds due at maturity - $3,027,521; (Fully collateralized by U.S. Treasury Bond, 7.250% due 8/15/22; Market value - $3,093,881) (Cost - $3,027,000)	3,027,000

	TOTAL INVESTMENTS - 99.4% (Cost - $167,504,688#)	167,765,618
	Other Assets in Excess of Liabilities - 0.6%	1,006,971

	TOTAL NET ASSETS - 100.0%	$168,772,589

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners U.S. Large Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investment Valuation

The Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	August 31, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$167,765,618	$164,738,618	$3,027,000	—

3. Investments

At August 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,646,299
Gross unrealized depreciation	(6,385,369)

Net unrealized appreciation	$260,930

4. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: October 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: October 29, 2008

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: October 29, 2008